Submission	Sep. 04, 2024
Submission [Line Items]
Central Index Key	0001345122
Registrant Name	Compass Group Diversified Holdings LLC
Registration File Number	333-281931
Form Type	S-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES